SIGNIFICANT ACCOUNTING POLICIES - Leases - Rental expenses - ASC 840 (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Rental expenses under operating leases	¥ 47.5	¥ 43.2